Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Common stock	Paid-in capital	Retained earnings	Accumulated other comprehensive loss
Beginning of year at Dec. 31, 2012		$ 239	$ 2,924	$ 11,138	$ (4,787)
Common stock repurchased		(27)	(2,345)	0
Shares issued for employee stock awards and options		6	274	0
Other			(5)
Net earnings	$ 1,952			1,952
Dividends declared				(552)
Other comprehensive (loss) income, net of tax	1,803				1,803
End of year at Dec. 31, 2013	$ 10,620	218	848	12,538	(2,984)
Cash dividends declared per share	$ 2.38
Common stock repurchased		(21)	(999)	(1,637)
Shares issued for employee stock awards and options		2	139	0
Other			12
Net earnings	$ 2,069			2,069
Dividends declared				(578)
Other comprehensive (loss) income, net of tax	(2,372)				(2,372)
End of year at Dec. 31, 2014	$ 7,235	199	0	12,392	(5,356)
Cash dividends declared per share	$ 2.71
Common stock repurchased		(19)	0	(3,154)
Shares issued for employee stock awards and options		1	0	29
Other			0
Net earnings	$ 1,990			1,990
Dividends declared				(596)
Other comprehensive (loss) income, net of tax	36				36
End of year at Dec. 31, 2015	$ 5,522	$ 181	$ 0	$ 10,661	$ (5,320)
Cash dividends declared per share	$ 3.10